Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,528,589
Profit or loss allocated to non-controlling interests	50,165	₩ 73,841	₩ 84,782
Accumulated non-controlling interests at the end of the year	₩ 1,520,160	₩ 1,528,589
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.73%	49.73%	49.73%
Accumulated non-controlling interests at the beginning of the year	₩ 374,150	₩ 328,302	₩ 329,676
Profit or loss allocated to non-controlling interests	10,029	23,405	9,395
Dividend paid to non-controlling interests	(8,279)	(8,279)	(9,817)
Others	6	30,722	(952)
Accumulated non-controlling interests at the end of the year	₩ 375,906	₩ 374,150	₩ 328,302
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.46%	30.46%	30.46%
Accumulated non-controlling interests at the beginning of the year	₩ 345,547	₩ 339,067	₩ 329,338
Profit or loss allocated to non-controlling interests	37,795	28,418	43,961
Dividend paid to non-controlling interests	(18,900)	(35,924)	(29,490)
Others	53,033	13,986	(4,742)
Accumulated non-controlling interests at the end of the year	₩ 417,475	₩ 345,547	₩ 339,067
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	55.15%	55.15%	55.15%
Accumulated non-controlling interests at the beginning of the year	₩ 52,865	₩ 53,053	₩ 51,751
Profit or loss allocated to non-controlling interests	1,751	(3,058)	1,165
Others	(340)	2,870	137
Accumulated non-controlling interests at the end of the year	₩ 54,276	₩ 52,865	₩ 53,053
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	32.87%	32.87%	32.87%
Accumulated non-controlling interests at the beginning of the year	₩ 52,336	₩ 53,146	₩ 51,798
Profit or loss allocated to non-controlling interests	1,720	454	870
Others	653	(1,264)	478
Accumulated non-controlling interests at the end of the year	₩ 54,709	₩ 52,336	₩ 53,146
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	13.18%	13.18%	13.18%
Accumulated non-controlling interests at the beginning of the year	₩ 103,357	₩ 103,468	₩ 103,532
Profit or loss allocated to non-controlling interests	(588)	59	381
Others	(99,119)	(170)	(445)
Accumulated non-controlling interests at the end of the year	₩ 3,650	₩ 103,357	₩ 103,468